Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%	4.60%	4.90%
Expected long-term rate of return	6.50%	6.70%	6.70%
Rate of compensation increase	3.50%	3.50%	3.50%
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.70%	4.30%	4.60%
Expected long-term rate of return	5.00%	5.90%	5.80%
Rate of compensation increase	2.80%	2.80%	2.90%